Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Cooperation agreement (in Dollars)		$ 448,946
Minimum [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interest rate per day	0.03%
Maximum [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interest rate per day	0.50%